Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000914036
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 26, 2024
Document Effective Date	dei_DocumentEffectiveDate	Sep. 26, 2024
Prospectus Date	rr_ProspectusDate	May 01, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A